ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY

Description of subsidiaries incorporated and controlled by the Company, as of December 31, 2025:

Name		Background	Ownership

HomesToLife International Pte. Ltd. (“HIPL”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 20,001 ordinary shares for SGD1 and USD20,000
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HTL Far East Pte. Ltd. (“HTL FE”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on October 28, 2024
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

HTL Marketing Pte. Ltd. (“HTL Marketing”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on December 23, 2020
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

New Century Furniture Pte. Ltd. (“NCFTP”)	●	Singaporean company	100% owned by HTL Marketing
	●	Incorporated on October 05, 2020
	●	Issued and outstanding 1,310,000 ordinary shares for USD1,310,000
	●	Investment holding

HTL France SAS (“HTLF”)	●	French company	100% owned by NCFTP
	●	Incorporated on October 30, 2014
	●	Issued and outstanding 298,960 ordinary shares for EUR298,960
	●	Overseas sale office

HTL ANZ PTY LTD (“HTLA”)	●	Australian company	100% owned by NCFTP
	●	Incorporated on September 20, 2023
	●	Issued and outstanding 10,000 ordinary shares for AUD 10,000
	●	Overseas sale office

HTL Korea Co., Ltd. (“HTLK”)	●	Korean company	100% owned by NCFTP
	●	Incorporated on September 07, 2010
	●	Issued and outstanding 291,080 ordinary shares for KRW1,455,400,000
	●	Sale and distribution of furniture

Hwa Tat Lee Japan Co., Ltd. (“HTLJ”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on April 03, 1996
	●	Issued and outstanding 10,000 ordinary shares for JPY90,000,000
	●	Wholesale of furniture

Terasoh Co., Ltd. (“TCL”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on July 19, 1973
	●	Issued and outstanding 160,000 ordinary shares for JPY67,000,000
	●	Dormant, previously sales and manufacturing of furniture

HTL Taiwan Holding Pte. Ltd. (“HTLTW”)	●	Singaporean company	100% owned by NCFTP
	●	Incorporated on April 02, 2024
	●	Issued and outstanding 1 ordinary shares for SGD1
	●	Investment holding

HTL (UK) Limited (“HTLUK”)	●	British company	100% owned by NCFTP
	●	Incorporated on October 05, 2000
	●	Issued and outstanding 3,050,000 ordinary shares for GBP3,050,000
	●	Overseas sale office